JPMorgan Municipal ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 92.9% (a)
Alabama — 4.8%
Alabama Federal Aid Highway Finance Authority Series 2015, Rev., 4.00%, 9/1/2024 (b)	3,000,000	3,022,037
Black Belt Energy Gas District
Series 2023A, Rev., 5.25%, 10/1/2030 (c)	2,000,000	2,115,833
Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (c)	1,000,000	1,074,196
Black Belt Energy Gas District, Gas Project
Series 2022E, Rev., 5.00%, 6/1/2028 (c)	1,750,000	1,829,456
Series 2022C-1, Rev., 5.25%, 6/1/2029 (c)	4,500,000	4,699,845
Series 2022A, Rev., 4.00%, 12/1/2029 (c)	970,000	938,899
Series 2021A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2031 (c)	2,535,000	2,512,969
City of Pell City, Warrants Series 2015A, GO, 5.00%, 2/1/2025	100,000	102,652
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,250,000	1,284,670
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (c)	100,000	94,890
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (c)	25,000	24,965
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	2,115,000	2,074,325
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (c)	1,000,000	1,065,900
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (c)	1,250,000	1,294,228
University of Alabama (The), Huntsville General Fee Series B-2, Rev., 5.00%, 9/1/2031	95,000	105,075
Total Alabama		22,239,940
Alaska — 0.1%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 5.00%, 10/1/2024	200,000	202,771
Alaska Municipal Bond Bank Authority
Series 3, Rev., 5.00%, 10/1/2025	20,000	20,365
Series 3, Rev., 5.00%, 12/1/2028	225,000	237,099
Total Alaska		460,235
Arizona — 2.0%
Arizona Board of Regents Series 2020A, Rev., 5.00%, 7/1/2030	105,000	119,874
Arizona Board of Regents, Tax-Exempt Series 2020A Series A, Rev., 5.00%, 7/1/2033	430,000	486,577
Arizona Industrial Development Authority, Academies of Math and Science Projects
Rev., 5.00%, 7/1/2032 (d)	120,000	121,341
Rev., 4.50%, 7/1/2033 (d)	510,000	496,674
Arizona Industrial Development Authority, Cadence Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030 (d)	120,000	113,293
Series 2020A, Rev., 4.00%, 7/15/2040 (d)	125,000	102,673
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series A, Rev., 5.00%, 11/1/2033	440,000	476,969
Series A, Rev., 5.00%, 11/1/2044	250,000	255,274
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 5.00%, 1/1/2036	250,000	171,775
Arizona Industrial Development Authority, KIPP Nashville Project
Series A, Rev., 5.00%, 7/1/2028	225,000	232,045
Series A, Rev., 5.00%, 7/1/2029	235,000	244,207
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	125,000	101,985
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2020A, Rev., 4.00%, 11/1/2038	200,000	189,406
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2031	150,000	168,100
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (d)	250,000	241,804

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
City of Mesa, Excise Tax Rev., 5.00%, 7/1/2031	75,000	85,330
City of Phoenix Civic Improvement Corp.
Series 2023, Rev., AMT, 5.00%, 7/1/2024 (e)	375,000	380,059
Series 2023, Rev., AMT, 5.00%, 7/1/2025 (e)	500,000	513,702
Series 2017D, Rev., 5.00%, 7/1/2026	160,000	168,942
Series 2019A, Rev., 5.00%, 7/1/2044	2,000,000	2,109,692
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (d)	750,000	738,465
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	1,500,000	1,450,496
Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2027	30,000	32,319
Maricopa County Unified School District No. 60 Higley COP, AGM, 5.00%, 6/1/2036	200,000	220,351
Salt Verde Financial Corp. Rev., 5.25%, 12/1/2026	100,000	102,345
Total Arizona		9,323,698
Arkansas — 0.0% ^
City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	76,312
California — 7.0%
Azusa Unified School District, Election of 2014
Series 2022D, GO, 5.00%, 8/1/2029	125,000	141,528
Series 2022D, GO, 5.00%, 8/1/2032	175,000	204,239
Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2025	45,000	46,697
California Community Choice Financing Authority, Clean Energy Project
Series 2023A-1, Rev., 5.00%, 8/1/2029 (c)	2,500,000	2,627,570
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	4,250,000	4,213,003
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Series 2022A, Rev., 4.00%, 6/1/2027 (d)	260,000	248,147
California Health Facilities Financing Authority, Kaiser Permanente Series 2006C, Rev., 5.00%, 11/1/2029 (c)	300,000	334,872
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2023	100,000	99,771
Rev., 5.00%, 8/1/2040	100,000	103,062
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 5.00%, 2/1/2033	800,000	870,832
California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	150,000	139,335
California Municipal Finance Authority, Waste Management, Inc. Project Series 2022-A, Rev., AMT, 4.13%, 10/1/2025 (c)	1,500,000	1,508,131
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project Rev., AMT, 5.00%, 7/1/2036 (d)	770,000	810,468
California Public Finance Authority, Enso Village Project Series 2021B-1, Rev., 3.13%, 5/15/2029 (d)	200,000	186,869
California School Finance Authority, Kipp SoCal Public Schools Series A, Rev., 5.00%, 7/1/2039 (d)	500,000	512,187
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project Rev., 4.00%, 11/1/2029	145,000	152,800
City of Aliso Viejo COP, 4.00%, 11/1/2028	175,000	185,448
City of Los Angeles Department of Airports, International Airport Subordinate
Series 2019E, Rev., AMT, 5.00%, 5/15/2026	10,000	10,590
Series A, Rev., AMT, 5.00%, 5/15/2033	100,000	102,115
Series 2021A, Rev., AMT, 5.00%, 5/15/2039	1,740,000	1,848,225
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2025	70,000	72,584
City of Santa Rosa, Courthouse Square Project and Lease COP, 4.00%, 10/1/2024	90,000	90,642
County of San Joaquin, Administration Building Project COP, AGM, 5.00%, 11/15/2027	150,000	163,288

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	255,000	195,086
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments Series 2022B, Rev., 5.00%, 9/1/2037 (d)	100,000	93,781
Downey Unified School District Series A, GO, 4.00%, 8/1/2052	2,500,000	2,422,075
El Centro Financing Authority, Police Station Project
Series 2023A, Rev., 5.00%, 10/1/2023	180,000	180,749
Series 2023A, Rev., 5.00%, 10/1/2024	260,000	264,007
Series 2023A, Rev., 5.00%, 10/1/2025	545,000	561,601
El Monte City School District, Election of 2014 Series A, GO, 5.00%, 8/1/2025	55,000	56,972
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2018A-1, Rev., 5.00%, 6/1/2028 (b)	250,000	277,919
Hermosa Beach City School District, Election of 2016 Series 2016A, GO, 4.00%, 8/1/2023	15,000	15,016
Indio Finance Authority, City of Indio
Series A, Rev., 5.00%, 11/1/2028	275,000	299,515
Series A, Rev., 5.00%, 11/1/2029	325,000	359,779
Series A, Rev., 5.00%, 11/1/2030	400,000	448,578
Series A, Rev., 5.00%, 11/1/2034	200,000	226,577
Los Angeles Department of Water and Power, Power System Series 2022A, Rev., 5.00%, 7/1/2030	235,000	269,592
Los Angeles Unified School District Series 2021A, GO, 5.00%, 7/1/2030	110,000	126,574
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2033	140,000	164,779
Orange County Community Facilities District No. 2021-1, Rienda Series A, Rev., 5.00%, 8/15/2037	500,000	519,887
Petaluma Public Financing Authority, Road Improvement Projects Rev., 5.00%, 5/1/2026	150,000	157,856
Redding Joint Powers Financing Authority Series 2019A, Rev., 5.00%, 4/1/2026	150,000	157,213
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2029	210,000	234,927
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2030	330,000	375,202
Salinas Union High School District, Election of 2020 Series A, GO, 4.00%, 8/1/2047	1,000,000	974,192
San Diego Redevelopment Agency Successor Agency Series A, Rev., 5.00%, 9/1/2023	130,000	130,470
San Dieguito Union High School District, Election of 2012 Series A-2, GO, 5.00%, 8/1/2024	150,000	150,459
San Francisco City and County Public Utilities Commission Wastewater Series B, Rev., 5.00%, 10/1/2034	2,000,000	2,380,354
San Jose Evergreen Community College District Series 2023C, GO, 4.00%, 9/1/2043	2,000,000	2,010,628
San Ramon Valley Fire Protection District, Public Safety Complex and Fire Training Facility Projects COP, 4.00%, 8/1/2032	125,000	133,113
Sanger Unified School District COP, AGM, 5.00%, 6/1/2034	400,000	455,238
Santa Cruz County Capital Financing Authority Series 2020A, Rev., 4.00%, 6/1/2025	100,000	101,549
Sierra View Local Health Care District Rev., 4.00%, 7/1/2023	165,000	164,988
Solano Irrigation District, Water COP, 4.00%, 8/1/2031	285,000	296,727
South San Francisco Public Facilities Financing Authority, Community Civic Campus and Multiple Capital Projects Series 2021A, Rev., 4.00%, 6/1/2029	220,000	234,947
South San Francisco Public Facilities Financing Authority, Multiple Capital Project Series 2022A, Rev., 5.00%, 6/1/2029	270,000	303,172
State of California, Various Purpose GO, 5.00%, 11/1/2032	335,000	385,529
Tobacco Securitization Authority of Northern California Series 2021A, Class 1, Rev., 5.00%, 6/1/2032	110,000	122,562
Tracy Public Financing Authority, Legacy Fields Series 2022A, Rev., 5.00%, 11/1/2036	1,035,000	1,154,799
University of California Series 2018AZ, Rev., 4.00%, 5/15/2029	130,000	137,576
Vallecito Union School District Series A, GO, 5.00%, 8/1/2031	595,000	677,762
Yucaipa Valley Water District Financing Authority, Water & Sewer Revenue Series A, Rev., 5.00%, 9/1/2034	500,000	582,338
Total California		32,476,491
Colorado — 2.7%
Board of Water Commissioners City and County of Denver (The) Series B, Rev., 4.00%, 9/15/2034	2,015,000	2,123,398

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
City and County of Denver, Airport System
Series 2020B, GO, 5.00%, 8/1/2029	220,000	249,090
Series 2018A, Rev., AMT, 5.00%, 12/1/2029	2,845,000	3,034,386
Series 2022-A, Rev., AMT, 5.00%, 11/15/2032	1,000,000	1,103,864
Series A, Rev., AMT, 5.00%, 12/1/2035	505,000	531,496
Series A, Rev., AMT, 5.50%, 11/15/2042	1,500,000	1,655,807
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2036	85,000	78,340
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Series 2021A, Rev., 5.00%, 2/1/2051 (d)	150,000	130,769
Colorado Health Facilities Authority, Abedeen Ridges Series 2021B-3, Rev., 2.13%, 5/15/2028	295,000	265,910
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program
Series 2014A, COP, 5.00%, 11/1/2025	10,000	10,443
COP, 4.00%, 9/1/2034	335,000	345,877
County of Adams
COP, 5.00%, 12/1/2023	60,000	60,463
COP, 5.00%, 12/1/2024	150,000	153,649
Dominion Water and Sanitation District Rev., 5.00%, 12/1/2027	500,000	495,837
Regional Transportation District, Denver Transit Partners
Rev., 5.00%, 7/15/2029	130,000	140,057
Rev., 5.00%, 1/15/2030	170,000	184,006
Rev., 5.00%, 7/15/2030	115,000	125,168
Rev., 5.00%, 1/15/2031	250,000	273,499
Series A, Rev., 4.00%, 7/15/2036	185,000	185,147
Southlands Metropolitan District No. 1 Series A-1, GO, 5.00%, 12/1/2037	250,000	244,256
State of Colorado, Building Excellent Schools Today Series S, COP, 4.00%, 3/15/2037	1,000,000	1,013,730
STC Metropolitan District No. 2, Limited Tax Improvement Series 2019A, GO, 5.00%, 12/1/2038	300,000	277,823
University of Colorado, Enterprise System Series A-2, Rev., 5.00%, 6/1/2026	40,000	42,285
Total Colorado		12,725,300
Connecticut — 0.4%
Metropolitan District (The) Series 2021A, GO, 5.00%, 9/1/2030	200,000	228,942
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	1,000,000	1,036,204
State of Connecticut Series A, GO, 5.00%, 4/15/2033	135,000	144,264
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series B, Rev., 5.00%, 8/1/2023	75,000	75,181
University of Connecticut Series 2017-A, Rev., 5.00%, 1/15/2028	125,000	133,157
Total Connecticut		1,617,748
Delaware — 0.5%
Delaware State Economic Development Authority, Newark Charter School, Inc. Project
Rev., 4.00%, 9/1/2025	100,000	99,283
Rev., 4.00%, 9/1/2026	140,000	139,004
Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	2,190,000	2,116,354
Total Delaware		2,354,641
District of Columbia — 2.3%
District of Columbia Series 2023A, GO, 5.00%, 1/1/2036	3,000,000	3,474,688
District of Columbia, Income Tax Series 2019A, Rev., 5.00%, 3/1/2029	100,000	111,599
District of Columbia, International School
Rev., 5.00%, 7/1/2028	115,000	118,972
Rev., 5.00%, 7/1/2039	125,000	125,801

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	100,000	90,413
District of Columbia, Water and Sewer Authority Series 2022C1, Rev., 4.00%, 10/1/2040	2,000,000	1,998,847
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series B, Rev., 5.00%, 10/1/2025	65,000	67,794
Metropolitan Washington Airports Authority Aviation
Series 2023A, Rev., AMT, 5.00%, 10/1/2025 (e)	875,000	898,355
Series 2021-A, Rev., AMT, 5.00%, 10/1/2028	2,000,000	2,123,735
Series A, Rev., AMT, 5.00%, 10/1/2031	1,360,000	1,482,381
Total District of Columbia		10,492,585
Florida — 3.7%
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (d)	100,000	81,222
City of Cape Coral, Florida Special Obligation Rev., 5.00%, 10/1/2024	110,000	112,241
City of Jacksonville Series 2022A, Rev., 5.00%, 10/1/2031	250,000	289,147
City of Kissimmee Rev., 4.00%, 10/1/2025	170,000	173,448
City of Lakeland, Lakeland Regional Health Systems Rev., 5.00%, 11/15/2023	40,000	40,180
City of Miami Beach, Water and Sewer Rev., 5.00%, 9/1/2033	25,000	27,160
City of Orlando, Capital Improvement Series B, Rev., 5.00%, 10/1/2024	60,000	61,356
City of Pompano Beach, John Knox Village Project Rev., 3.50%, 9/1/2030	200,000	177,557
City of Tampa, H. Lee Moffitt Cancer Center Project Series 2016B, Rev., 5.00%, 7/1/2024	35,000	35,419
Collier County Educational Facilities Authority Series 2023, Rev., 5.00%, 6/1/2027	1,930,000	1,971,864
County of Broward, Port Facilities Series 2019A, Rev., 5.00%, 9/1/2030	50,000	55,925
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	40,000	40,909
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	437,493
County of Miami-Dade, Aviation System Series A, Rev., AMT, 5.00%, 10/1/2034	1,000,000	1,010,163
County of Miami-Dade, Jackson Health System Series 2015A, Rev., 5.00%, 6/1/2025	140,000	144,227
County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2024	30,000	30,666
County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2023	10,000	10,013
County of Palm Beach, Palm Beach Atlantic University
Series 2019A, Rev., 5.00%, 4/1/2029 (d)	100,000	100,764
Series 2019A, Rev., 5.00%, 4/1/2039 (d)	100,000	95,159
County of Pasco
Series 2023A, Rev., AGM, 5.25%, 9/1/2026	275,000	290,891
Series 2023A, Rev., AGM, 5.25%, 9/1/2027	300,000	322,410
Series 2023A, Rev., AGM, 5.25%, 9/1/2028	300,000	326,828
County of Seminole, Special Obligation Rev., 4.00%, 10/1/2024	90,000	90,818
Duval County Public Schools Series 2022-A, COP, AGM, 5.00%, 7/1/2034	500,000	555,922
East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Rev., 5.00%, 10/1/2024	30,000	30,666
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	274,768
Florida Department of Children and Families, Evaluation Treatment Center Financing Corp. Project Series 2021B, COP, 5.00%, 10/1/2028	210,000	232,732
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2022A-1, Rev., 4.00%, 7/1/2031	175,000	168,334
Rev., 4.00%, 7/1/2035	325,000	302,861
Series 2022A-1, Rev., 5.00%, 7/1/2042	215,000	213,438
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (d)	150,000	148,017
Florida Development Finance Corp., The Glenridge on Palmer Ranch Project Rev., 3.00%, 6/1/2023 (d)	115,000	115,000
Florida Housing Finance Corp. Series 2023E, Rev., 5.00%, 5/1/2025 (c)	1,320,000	1,346,578
Florida Municipal Loan Council, Village of Palmetto Bay Series 2021A, Rev., 4.00%, 10/1/2028	75,000	78,069

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2016A, Rev., 5.00%, 10/1/2024	130,000	132,768
Florida State Board of Governors, University of Florida Mandatory Student Fee Series 2021A, Rev., AGM, 5.00%, 11/1/2028	100,000	109,435
Lee County School Board (The) Series 2023A, COP, 4.00%, 8/1/2048	1,500,000	1,421,129
Middleton Community Development District A, City of Wildwood, Florida Special Assessment
5.45%, 5/1/2032	250,000	254,813
5.85%, 5/1/2037	250,000	254,950
Monroe County School District Series 2018A, COP, 4.00%, 6/1/2025	45,000	45,702
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2036	750,000	828,221
Orange County Health Facilities Authority, The Nemours Foundation Project Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 3.25%, 6/9/2023 (c)	1,120,000	1,120,000
Orange County School Board Series 2015D, COP, 5.00%, 8/1/2025	25,000	25,875
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Rev., 5.00%, 11/15/2032	240,000	242,416
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series A, Rev., 5.00%, 11/1/2030	100,000	105,766
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	125,000	127,753
Reedy Creek Improvement District, Ad Valorem Tax Series 2016-A, GO, 5.00%, 6/1/2026	50,000	52,272
School District of Broward County Series A, COP, 5.00%, 7/1/2028	2,000,000	2,189,467
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2036 (d)	155,000	132,397
State of Florida Series 2021A, Rev., 5.00%, 7/1/2026	125,000	131,797
State of Florida Board of Education, Public Education Capital Outlay
Series B, GO, 5.00%, 6/1/2024	30,000	30,511
Series B, GO, 5.00%, 6/1/2026	20,000	21,178
Series B, GO, 5.00%, 6/1/2031	75,000	81,000
State of Florida Department of Transportation, Indirect Garvee Series 2021A, Rev., 5.00%, 7/1/2023	155,000	155,168
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	75,000	79,554
Tampa Bay Water, Regional Water Supply Authority, Utility System Series C, Rev., 5.00%, 10/1/2025	55,000	57,225
Tampa-Hillsborough County Expressway Authority Series B, Rev., 5.00%, 7/1/2031	40,000	43,687
Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2025	10,000	10,444
Total Florida		17,045,773
Georgia — 4.8%
Bartow County Development Authority Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	2,000,000	1,985,743
City of Atlanta Series 2019-B, Rev., AMT, 5.00%, 7/1/2031	1,810,000	1,943,285
City of Atlanta, Airport Passenger Facility Charge Series 2019D, Rev., AMT, 4.00%, 7/1/2037	2,350,000	2,305,467
Clayton County Development Authority, Clayton State University Rev., 5.00%, 7/1/2034	225,000	251,247
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	26,805
Development Authority of Monroe County (The) Series 2009-2, Rev., 3.88%, 3/6/2026 (c)	1,250,000	1,246,934
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	1,425,000	1,412,386
Georgia Ports Authority Rev., 4.00%, 7/1/2052	1,300,000	1,265,914
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2037	255,000	235,814
Lee County School District Series 2022, GO, 5.00%, 2/1/2028	315,000	344,146
Main Street Natural Gas, Inc., Gas Supply
Series 2021A, Rev., 4.00%, 9/1/2027 (c)	2,250,000	2,239,807
Series B, Rev., 5.00%, 6/1/2029 (c)	1,500,000	1,564,973
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	3,000,000	3,163,196
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	2,500,000	2,600,363

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Metropolitan Atlanta Rapid Transit Authority
Series 2023A, Rev., 5.00%, 7/1/2036	490,000	569,031
Series 2023A, Rev., 5.00%, 7/1/2039	900,000	1,020,681
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017D, Rev., 4.00%, 7/1/2028	35,000	36,435
Walton County Water and Sewer Authority, Hard Labor Creek Reservoir Water Treatment Facility Project
Rev., 5.25%, 2/1/2034	100,000	119,369
Rev., 5.25%, 2/1/2035	135,000	160,073
Total Georgia		22,491,669
Hawaii — 0.0% ^
City and County of Honolulu Series D, GO, 5.00%, 9/1/2032	45,000	48,530
State of Hawaii
Series EP, GO, 5.00%, 8/1/2023	40,000	40,101
Series B, Rev., 5.00%, 1/1/2027	25,000	26,389
Series FK, GO, 5.00%, 5/1/2033	30,000	32,038
Total Hawaii		147,058
Idaho — 0.1%
Idaho Health Facilities Authority, St. Luke's Health System Series 2021A, Rev., 5.00%, 3/1/2029	35,000	38,205
Idaho Housing and Finance Association, Transportation Expansion and Congestion Mitigation Fund Series 2022A, Rev., 5.00%, 8/15/2035	500,000	577,152
Total Idaho		615,357
Illinois — 6.6%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	46,882
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2024	210,000	211,714
Series 2017B, Rev., 5.00%, 1/1/2034	40,000	42,401
Series 2020A, Rev., 5.00%, 1/1/2034	200,000	222,321
City of Chicago, Second Lien Waterworks Project
Series 2023B, Rev., 5.00%, 11/1/2024	625,000	637,162
Series 2023B, Rev., AGM, 5.00%, 11/1/2037	200,000	220,364
Series 2023B, Rev., AGM, 5.00%, 11/1/2038	835,000	913,492
Series 2023A, Rev., AGM, 5.25%, 11/1/2053	365,000	393,688
City of Decatur GO, 5.00%, 3/1/2027	130,000	135,473
City of Highland Park GO, 4.00%, 12/30/2028	35,000	37,021
Cook County School District No. 87 Berkeley GO, AGM, 4.00%, 12/1/2030	35,000	37,131
County of Cook, Sales Tax Rev., 5.00%, 11/15/2034	2,000,000	2,121,995
County of Lake, Sales Tax GO, 4.00%, 11/30/2027	100,000	103,697
Illinois Finance Authority, Chicago University Series 2015A, Rev., 5.00%, 10/1/2025 (b)	3,250,000	3,374,814
Illinois Finance Authority, Clark-Lindsey Village Series A, Rev., 5.13%, 6/1/2032	185,000	173,871
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2032	35,000	37,551
Illinois Finance Authority, Depaul College Prep Project
Series 2023A, Rev., 4.50%, 8/1/2033 (d)	500,000	492,360
Series 2023A, Rev., 5.25%, 8/1/2038 (d)	650,000	650,966
Illinois Finance Authority, Lake Forest College
Series A, Rev., 5.00%, 10/1/2029	320,000	325,957
Series A, Rev., 5.00%, 10/1/2030	205,000	208,758
Series A, Rev., 5.00%, 10/1/2031	235,000	238,624

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Plymouth Place, Inc.
Series 2022B-3, Rev., 4.75%, 11/15/2027	200,000	198,650
Series 2022B-2, Rev., 5.25%, 11/15/2027	200,000	199,055
Series 2022B-1, Rev., 6.00%, 11/15/2027	100,000	100,098
Illinois Finance Authority, Smith Crossing Rev., 4.00%, 10/15/2028	350,000	326,475
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2024	135,000	134,293
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	1,000,000	1,059,951
Illinois Finance Authority, Unitypoint Health Series 2016D, Rev., 5.00%, 2/15/2024 (b)	115,000	116,239
Illinois State Toll Highway Authority
Series D, Rev., 5.00%, 1/1/2024	25,000	25,216
Series 2019A, Rev., 5.00%, 1/1/2036	250,000	273,525
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 GO, 5.00%, 1/1/2024	35,000	35,332
Kendall and Kane Counties Community Unit School District No. 115 Series 2017B, GO, 5.00%, 1/1/2027	25,000	26,451
Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2032	175,000	183,270
Lake County Forest Preserve District GO, 5.00%, 12/15/2028	165,000	181,508
McLean and Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	80,000	80,121
Metropolitan Water Reclamation District of Greater Chicago, Limited Tax Series 2021C, GO, 5.00%, 12/1/2023	20,000	20,135
Northern Illinois University, Auxiliary Facilities System Series 2020B, Rev., 5.00%, 4/1/2034	200,000	210,958
Northern Illinois University, Board of Trustees, Auxiliary Facilities System
Rev., 5.00%, 10/1/2029	300,000	321,714
Rev., 5.00%, 10/1/2030	325,000	349,939
Peoria Tazewell Etc Counties Community College District No. 514 GO, 4.00%, 12/1/2023	35,000	35,111
Sales Tax Securitization Corp., Second Lien Series 2020A, Rev., 4.00%, 1/1/2040	1,750,000	1,695,370
Sales Tax Securitization Corp., Senior Lien Series 2023C, Rev., 5.00%, 1/1/2033	1,000,000	1,091,153
Southern Illinois University
Series A, Rev., 5.00%, 4/1/2029	675,000	722,644
Series A, Rev., 5.00%, 4/1/2030	800,000	862,955
Series A, Rev., 5.00%, 4/1/2031	575,000	624,654
Series A, Rev., 5.00%, 4/1/2032	510,000	554,708
Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 5.00%, 4/15/2030	625,000	703,106
State of Illinois
GO, 5.00%, 4/1/2024	30,000	30,297
Series 2018A, GO, 5.00%, 10/1/2024	30,000	30,486
Series 2023D, GO, 5.00%, 7/1/2025	1,145,000	1,176,971
Series 2017D, GO, 5.00%, 11/1/2025	2,550,000	2,632,178
Series 2022A, GO, 5.00%, 3/1/2029	500,000	543,467
Series B, GO, 5.00%, 10/1/2029	2,000,000	2,158,675
GO, 4.00%, 6/1/2032	1,000,000	1,009,366
Series 2018-A, GO, 5.00%, 10/1/2033	1,000,000	1,060,961
Series 2023B, GO, 5.50%, 5/1/2047	375,000	405,854
Series 2023B, GO, 4.50%, 5/1/2048	65,000	63,688
University of Illinois Series 2021A, Rev., 5.00%, 4/1/2029	450,000	498,956
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	125,000	135,289
Village of Elk Grove GO, 5.00%, 1/1/2029	25,000	26,745
Village of Wilmette Series 2020B, GO, 5.00%, 12/1/2026	140,000	149,387
Total Illinois		30,681,193

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — 1.4%
Adams Central Elementary School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2027	20,000	21,197
Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2024	35,000	35,590
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	250,000	187,311
City of Valparaiso Rev., 5.38%, 12/1/2041 (d)	200,000	152,599
Decatur County, Jail Building Corp. Rev., 5.00%, 7/15/2028	250,000	270,584
Indiana Finance Authority Series C, Rev., 5.00%, 12/1/2025	35,000	36,502
Indiana Finance Authority, DePauw University Series 2022-A, Rev., 5.00%, 7/1/2031	730,000	775,370
Indiana Finance Authority, Educational Facilities, Valparaiso University Project Rev., 4.00%, 10/1/2035	215,000	202,981
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017C, Rev., 4.00%, 11/1/2034	115,000	115,539
Indiana Finance Authority, Parkview Health System, Inc. Series 2017A, Rev., 5.00%, 11/1/2023	50,000	50,275
Indiana Finance Authority, Rose-Hulman Institute of Technology Project Rev., 5.00%, 6/1/2030	200,000	220,144
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	1,000,000	983,943
Indiana State University, Housing and Dining System
Rev., 5.00%, 4/1/2028	120,000	128,764
Rev., 5.00%, 4/1/2031	75,000	78,755
Indiana University, Student Fee Series Y, Rev., 5.00%, 8/1/2028	25,000	26,942
IPS Multi-School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2029	50,000	54,992
Monroe County Community School Corp. GO, 5.00%, 7/15/2027	250,000	267,765
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2025	35,000	36,196
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax
Rev., 5.00%, 1/15/2030	1,125,000	1,252,006
Rev., 5.00%, 7/15/2030	1,150,000	1,289,263
Wheeler-Union Township School Building Corp. Rev., 4.00%, 7/15/2034	400,000	417,741
Total Indiana		6,604,459
Iowa — 0.1%
City of West Des Moines, Urban Renewal Series 2016B, GO, 5.00%, 6/1/2024	35,000	35,565
Des Moines Independent Community School District, Sales Services and Use Tax Rev., 5.00%, 6/1/2028	175,000	191,196
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2027	30,000	32,422
Total Iowa		259,183
Kansas — 1.3%
City of Manhattan, Meadowlark Hills Series 2022B-2, Rev., 2.38%, 6/1/2027	200,000	186,837
City of Topeka, Kansas Health Care Facilities
Series 2022-B, Rev., 5.13%, 12/1/2026	250,000	246,934
Series 2022-A, Rev., 5.75%, 12/1/2033	250,000	247,288
Johnson County Community College Foundation, Inc. COP, 5.00%, 10/1/2024	105,000	107,387
Johnson County Water District No. 1 Series 2017A, Rev., 5.00%, 1/1/2025	50,000	51,268
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2031 (c)	200,000	223,733
University of Kansas Hospital Authority Rev., VRDO, LOC : U.S. Bank NA, 2.95%, 6/1/2023 (c)	5,000,000	5,000,000
Total Kansas		6,063,447
Kentucky — 0.2%
City of Henderson, Pratt Paper LLC Project
Series 2022B, Rev., AMT, 3.70%, 1/1/2032 (d)	130,000	124,537
Series 2022A, Rev., AMT, 4.45%, 1/1/2042 (d)	165,000	155,046
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	500,000	488,734
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2029	165,000	174,729

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016-A, Rev., 4.00%, 10/1/2036	65,000	63,145
Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System
Series B, Rev., 5.00%, 5/15/2024	25,000	25,382
Series A, Rev., 5.00%, 5/15/2027	40,000	42,629
Total Kentucky		1,074,202
Louisiana — 1.9%
City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 5.00%, 12/1/2032	200,000	219,083
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects Rev., 5.00%, 12/1/2030	250,000	276,774
Louisiana Public Facilities Authority, Materra Campus Project Series 2021C, Rev., 4.00%, 6/1/2031 (d)	245,000	223,707
Louisiana Public Facilities Authority, Tulane University Project Series 2020A, Rev., 5.00%, 4/1/2029	145,000	160,775
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	2,750,000	2,730,281
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	30,719
State of Louisiana Gasoline and Fuels Tax, First Lien Series A, Rev., 4.50%, 5/1/2025 (b)	5,000,000	5,116,233
Total Louisiana		8,757,572
Maine — 0.5%
Maine Health and Higher Educational Facilities Authority
Series 2020A, Rev., 5.00%, 7/1/2023 (b)	70,690	70,759
Series 2020A, Rev., 5.00%, 7/1/2023	54,310	54,364
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2024	75,000	76,824
Maine Turnpike Authority Rev., 4.00%, 7/1/2040	2,100,000	2,075,550
Total Maine		2,277,497
Maryland — 1.4%
County of Howard, Consolidated Public Improvement Series 2022B, GO, 5.00%, 8/15/2030	160,000	184,037
County of Montgomery, Consolidated Public Improvement Project Series A, GO, 5.00%, 8/1/2031	2,000,000	2,336,557
County of St. Mary's, Public Improvement GO, 4.00%, 7/15/2027	70,000	72,913
Maryland Economic Development Corp., Annapolis Mobility and Resilience Project Series 2022-A, Rev., 5.00%, 12/31/2037	500,000	521,019
Maryland Economic Development Corp., Bowie State University Project Rev., 4.00%, 7/1/2040	200,000	184,564
Maryland Economic Development Corp., Morgan State University Project Series 2022-A, Rev., 5.25%, 7/1/2031	585,000	647,385
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Series 2021A, Rev., 5.00%, 6/1/2033	200,000	214,213
Series 2021A, Rev., 4.00%, 6/1/2051	250,000	214,148
State of Maryland Series 2017B, GO, 5.00%, 8/1/2026	205,000	217,634
State of Maryland, Department of Transportation Rev., 5.00%, 9/1/2026	75,000	79,569
State of Maryland, State and Local Facilities Loan of 2017 Series 2017A, GO, 5.00%, 8/1/2025	45,000	46,805
State of Maryland, State and Local Facilities Loan of 2021 Series A, GO, 5.00%, 3/1/2031	400,000	464,262
State of Maryland, State and Local Facilities Loan of 2022 Series A, GO, 5.00%, 6/1/2033	1,000,000	1,179,586
Total Maryland		6,362,692
Massachusetts — 0.7%
City of Boston Series 2017A, GO, 5.00%, 4/1/2025	10,000	10,341
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program Series C, GO, 5.00%, 10/1/2026	25,000	26,608
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.00%, 7/1/2029	750,000	811,922
Series 2023G, Rev., 4.38%, 7/1/2052	700,000	657,142

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Series 2023G, Rev., 5.25%, 7/1/2052	1,000,000	1,039,967
Massachusetts Development Finance Agency, Milford Regional Medical Center Series G, Rev., 5.00%, 7/15/2037 (d)	245,000	224,235
Massachusetts Development Finance Agency, Salem Community Corp. Rev., 5.00%, 1/1/2030	235,000	226,441
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue Series 2021G, Rev., 5.00%, 7/1/2035	200,000	215,302
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 5.00%, 10/1/2030	175,000	193,139
Massachusetts State College Building Authority Series D, Rev., 5.00%, 5/1/2027	45,000	48,573
Town of Hopkinton, Municipal Purpose Loan GO, 5.00%, 11/15/2024	30,000	30,770
Total Massachusetts		3,484,440
Michigan — 0.6%
Berrien Springs Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2030	250,000	277,710
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2031	480,000	498,617
Series 2021-A, GO, 5.00%, 4/1/2035	400,000	410,780
Series 2021A, GO, 5.00%, 4/1/2046	1,015,000	976,903
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Rev., 5.00%, 7/1/2026	175,000	183,519
Michigan Finance Authority, Lawrence Technological University Rev., 4.00%, 2/1/2032	95,000	88,142
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series C, Rev., 5.00%, 12/1/2025	25,000	25,957
State of Michigan Trunk Line, Rebuilding Michigan Program Series 2021-A, Rev., 4.00%, 11/15/2036	395,000	406,481
Western Michigan University, Tax Exempt Series 2021A, Rev., AGM, 5.00%, 11/15/2031	25,000	28,054
Total Michigan		2,896,163
Minnesota — 1.2%
City of Mankato
Series B, GO, 5.00%, 2/1/2027	250,000	267,404
Series B, GO, 5.00%, 2/1/2029	755,000	841,581
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2033	180,000	190,860
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project Series 2021A, Rev., 4.00%, 7/1/2031	175,000	159,443
Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2024	100,000	97,847
Metropolitan Council Series 2023C, GO, 4.00%, 3/1/2041 (e)	2,800,000	2,813,638
Minnesota Municipal Gas Agency Series 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	1,000,000	1,002,483
State of Minnesota, Various Purpose Series A, GO, 5.00%, 8/1/2030	350,000	403,059
University of Minnesota Series B, Rev., 5.00%, 12/1/2025	15,000	15,662
Total Minnesota		5,791,977
Mississippi — 1.2%
County of Jackson, Pollution Control, Chevron USA, Inc., Project Series 1993, Rev., VRDO, 3.85%, 6/1/2023 (c)	5,000,000	5,000,000
Mississippi Development Bank, Ranking County Project Rev., 5.00%, 3/1/2026	205,000	215,281
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project Rev., 5.00%, 8/1/2025	35,000	36,196
State of Mississippi
Series 2015F, GO, 5.00%, 11/1/2025 (b)	35,000	36,567
Series B, GO, 5.00%, 12/1/2025	20,000	20,873
Series 2018A, GO, 5.00%, 11/1/2026 (b)	60,000	63,912
University of Mississippi Educational Building Corp., Facilities Refinancing Project Series 2016A, Rev., 5.00%, 10/1/2030	40,000	42,054
Total Mississippi		5,414,883
Missouri — 0.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Transit Sales Rev., 5.00%, 10/1/2023	280,000	281,350

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2024	40,000	40,783
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2030	115,000	121,058
City of Kansas City, Sanitary Sewer System Series B, Rev., 5.00%, 1/1/2033	25,000	27,293
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	200,000	215,441
Health and Educational Facilities Authority of the State of Missouri, Lake Regional Health System
Rev., 5.00%, 2/15/2027	225,000	232,471
Rev., 4.00%, 2/15/2035	390,000	376,839
Rev., 4.00%, 2/15/2036	580,000	550,320
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2016A, Rev., 5.00%, 2/1/2036	1,000,000	957,384
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	180,000	194,144
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	169,453
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Rev., 5.00%, 11/15/2029	300,000	313,430
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2026	200,000	202,885
Industrial Development Authority of the City of St Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	285,000	280,023
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	45,000	48,331
Missouri Development Finance Board, Fulton State Hospital Project Rev., 5.00%, 10/1/2025	25,000	25,568
Total Missouri		4,036,773
Montana — 0.0% ^
County of Missoula GO, 4.00%, 7/1/2025	50,000	50,779
Nebraska — 0.9%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	335,205
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (c)	3,000,000	3,014,097
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	90,016
Rev., 5.00%, 9/1/2028	50,000	53,563
City of Omaha, Sanitary Sewerage System Rev., 5.00%, 4/1/2027	50,000	52,584
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2033	250,000	254,505
Omaha Public Power District, Electric System
Series B, Rev., 5.00%, 2/1/2025	20,000	20,399
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	41,935
Series 2016A, Rev., 5.00%, 2/1/2027	30,000	31,490
Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2015A, Rev., 5.00%, 1/1/2024	155,000	156,131
University of Nebraska Facilities Corp., UNMC Global Center Project Rev., 5.00%, 12/15/2025	35,000	36,599
Total Nebraska		4,086,524
Nevada — 0.2%
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2023 (d)	40,000	39,985
Clark County School District, Limited Tax
Series 2018A, GO, 5.00%, 6/15/2032	95,000	102,970
Series 2018A, GO, 4.00%, 6/15/2035	90,000	91,278
County of Clark Department of Aviation Series 2022-A, Rev., AMT, 5.00%, 7/1/2026	500,000	517,515
County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2028	25,000	26,882
County of Clark, Limited Tax Series 2018B, GO, 5.00%, 12/1/2027	120,000	130,384

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	171,035
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	53,606
Total Nevada		1,133,655
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2025	290,000	286,630
New Jersey — 1.5%
Bergen County Improvement Authority (The), New Bridge Medical Center Series 2022, Rev., GTD, 5.00%, 8/1/2037	1,000,000	1,142,406
City of New Brunswick GO, 4.00%, 3/15/2024	10,000	10,052
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	260,000	271,470
New Jersey Economic Development Authority, School Facilities Construction Series 2024SSS, Rev., 5.00%, 6/15/2026 (e)	1,000,000	1,018,034
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2018A, Rev., 4.00%, 12/15/2031	250,000	255,534
Series 2018A, Rev., 5.00%, 12/15/2033	2,000,000	2,143,632
New Jersey Turnpike Authority
Series D, Rev., 5.00%, 1/1/2028	200,000	210,507
Series 2022-B, Rev., 5.00%, 1/1/2042	1,500,000	1,654,848
Passaic County Improvement Authority (The), City of Paterson Project Rev., 5.00%, 6/15/2025	10,000	10,345
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2027	265,000	281,129
Total New Jersey		6,997,957
New Mexico — 1.1%
Albuquerque Municipal School District No. 12, School Building Series 2023B, GO, 5.00%, 8/1/2024	590,000	599,959
City of Albuquerque Series 2016A, GO, 5.00%, 7/1/2023	75,000	75,090
City of Albuquerque, Gross Receipts Tax Series 2015A, Rev., 5.00%, 7/1/2026	240,000	248,619
Loving Municipal School District No. 10 Series 2023, GO, 5.00%, 9/15/2024 (e)	3,875,000	3,942,942
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2016E, Rev., 5.00%, 6/1/2024	25,000	25,436
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2108A, Rev., 5.00%, 6/15/2027	100,000	107,753
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2025 (b)	25,000	25,828
State of New Mexico, Capital Projects GO, 5.00%, 3/1/2024	305,000	308,861
Total New Mexico		5,334,488
New York — 11.7%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc. Rev., 3.50%, 7/1/2026	210,000	200,239
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022-A, Rev., 5.00%, 7/1/2032	100,000	105,078
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2033	585,000	626,465
Rev., 5.00%, 7/1/2034	205,000	218,218
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2041 (d)	100,000	81,191
Series 2021A, Rev., 4.00%, 6/15/2051 (d)	150,000	110,826
City of New York, Fiscal Year 2013
Series 2013J, GO, 5.00%, 8/1/2023	40,000	40,100
Series I, GO, 5.00%, 8/1/2023	25,000	25,063
City of New York, Fiscal Year 2014 Series 2014E, GO, 5.00%, 8/1/2027	35,000	35,077
City of New York, Fiscal Year 2018 Series 2018F-1, GO, 5.00%, 4/1/2033	105,000	114,262
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2033	100,000	110,605

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2033	160,000	181,563
City of New York, Fiscal Year 2021
Series 2021A-1, GO, 5.00%, 8/1/2031	185,000	210,604
Series 2021-1, GO, 5.00%, 4/1/2033	235,000	269,291
Series F, Subseries F-1, GO, 5.00%, 3/1/2037	1,000,000	1,107,156
City of New York, Fiscal Year 2022 Series 2022B-1, GO, 5.00%, 8/1/2033	1,650,000	1,925,251
City of New York, Fiscal Year 2023
Series 2023E, GO, 4.00%, 4/1/2045	760,000	739,611
Series 2023E, GO, 4.00%, 4/1/2050	1,290,000	1,239,361
County of Erie, Public Improvement Series 2019A, GO, 5.00%, 9/15/2025	25,000	26,068
County of Onondaga GO, 5.00%, 3/15/2026	20,000	20,259
Dutchess County Local Development Corp., The Culinary Institute of America Project Rev., 5.00%, 7/1/2025	100,000	101,334
Erie County Water Authority Rev., 5.00%, 12/1/2027	30,000	32,063
Falconer Central School District GO, 4.00%, 12/15/2034	1,145,000	1,177,235
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2025	175,000	181,591
New York City Municipal Water Finance Authority, Second General Resolution Subseries AA-3, Rev., 5.00%, 6/15/2047	725,000	788,694
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Series 2019FF-1, Rev., 4.00%, 6/15/2049	1,530,000	1,493,737
New York City Transitional Finance Authority Building Aid, Subordinate
Rev., 5.00%, 7/15/2025 (b)	45,000	46,636
Series 2019S-2A, Rev., 5.00%, 7/15/2025	5,000	5,183
Series S-1, Subseries S-1A, Rev., 5.00%, 7/15/2035	800,000	926,653
Series S, Subseries S1B, Rev., 4.00%, 7/15/2042	1,500,000	1,478,348
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series 2018S-4A, Rev., 5.00%, 7/15/2033	105,000	115,415
New York City Transitional Finance Authority, Future Tax Secured
Series 2021C, Subseries C-1, Rev., 4.00%, 5/1/2035	750,000	779,451
Subseries A-2, Rev., 5.00%, 5/1/2039	265,000	285,384
Series 2023F, Rev., 4.00%, 2/1/2051	1,250,000	1,208,820
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series E, Subseries E-1, Rev., 5.00%, 2/1/2030	150,000	160,605
Series 2017F-1, Rev., 5.00%, 5/1/2030	550,000	592,141
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 1, Rev., 5.00%, 11/1/2026	25,000	26,630
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2022 Series 2022F, Rev., 5.00%, 2/1/2036	525,000	596,400
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2038	25,000	26,941
New York State Dormitory Authority, Cornell University Series 2019D, Rev., 5.00%, 7/1/2033	135,000	162,921
New York State Dormitory Authority, New York University Series 2017A, Rev., 5.00%, 7/1/2023	180,000	180,226
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019A, Rev., 5.00%, 5/1/2029	70,000	75,724
New York State Dormitory Authority, Personal Income Tax
Series D, Rev., 5.00%, 2/15/2034	2,000,000	2,246,750
Series A, Rev., 4.00%, 3/15/2037	990,000	1,007,316
Series 2021E, Rev., 4.00%, 3/15/2040	3,000,000	2,987,397
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2018A, Rev., 5.00%, 3/15/2031	25,000	27,570
Series 2021E, Rev., 5.00%, 3/15/2033	1,610,000	1,868,849
New York State Dormitory Authority, State Supported Debt University Facilities Series 2019A, Rev., 5.00%, 7/1/2024	25,000	25,419
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2019B, Rev., 5.00%, 6/15/2031	100,000	113,339

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen, 2.89%, 6/1/2023 (c)	5,000,000	5,000,000
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2016A, Rev., 5.00%, 3/15/2026 (b)	30,000	31,509
Series 2013A-1, Rev., 5.00%, 3/15/2028	25,000	25,030
Series 2017-A, Rev., 5.00%, 3/15/2028	150,000	160,415
Series 2020A, Rev., 4.00%, 3/15/2045	500,000	487,998
New York State Urban Development Corp., State Sales Tax Series 2021-A, Rev., 4.00%, 3/15/2046	2,500,000	2,446,971
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,430,000	1,474,631
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 7/1/2027	100,000	103,865
Rev., 5.00%, 7/1/2031	360,000	384,161
Series 2020B, Rev., 5.00%, 7/1/2032	250,000	263,951
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	200,000	199,931
Port Authority of New York and New Jersey, Consolidated
Series 214, Rev., AMT, 5.00%, 9/1/2036	1,975,000	2,100,769
Series 223, Rev., AMT, 4.00%, 7/15/2037	510,000	509,884
Port Washington Union Free School District GO, 4.00%, 8/1/2036	1,370,000	1,433,539
Smithtown Central School District
GO, 4.00%, 6/1/2035	2,465,000	2,586,084
GO, 4.00%, 6/1/2036	2,125,000	2,211,183
GO, 4.00%, 6/1/2037	2,000,000	2,047,503
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 5.13%, 11/1/2041 (d)	340,000	257,015
Syracuse Industrial Development Agency, Syracuse City School District Project Series 2020A, Rev., 4.00%, 5/1/2036	1,275,000	1,298,224
Town of Stony Point GO, 5.00%, 8/15/2027	75,000	81,213
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Senior Lien Series 2022D-1A, Rev., 5.00%, 11/15/2037	1,000,000	1,124,637
Triborough Bridge and Tunnel Authority, Sales Tax Series 2023A, Rev., 4.13%, 5/15/2053	2,250,000	2,166,072
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240,000	243,011
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026 (d)	250,000	237,191
Series 2021C, Rev., 3.20%, 7/1/2028 (d)	250,000	232,381
Yonkers Industrial Development Agency, New Community School Project Rev., 5.00%, 5/1/2042	1,445,000	1,572,809
Total New York		54,785,037
North Carolina — 1.3%
City of Sanford
Series 2023, Rev., 5.00%, 4/1/2034	390,000	455,164
Series 2023, Rev., 5.00%, 4/1/2036	390,000	444,158
County of Davidson GO, 5.00%, 6/1/2027	35,000	37,739
County of Duplin Rev., 5.00%, 6/1/2028	65,000	70,764
County of New Hanover, Limited Obligation Series 2022, Rev., 5.00%, 6/1/2027	480,000	517,556
County of Wayne, Limited Obligation Rev., 5.00%, 6/1/2024	25,000	25,404
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Series NTS2020, Rev., BAN, 5.00%, 2/1/2024 (b)	400,000	404,205
State of North Carolina, Build NC Programs, Limited Obligation
Series C, Rev., 5.00%, 5/1/2024	25,000	25,388
Series 2020B, Rev., 5.00%, 5/1/2029	100,000	111,804

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 6/1/2023 (c)	2,900,000	2,900,000
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., 5.00%, 4/1/2031	945,000	1,050,337
Total North Carolina		6,042,519
North Dakota — 0.9%
North Dakota Building Authority, Facilities Improvement Series 2020A, Rev., 5.00%, 12/1/2023	115,000	115,803
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2017H, Rev., VRDO, LIQ : Royal Bank of Canada, 3.45%, 6/9/2023 (c)	1,725,000	1,725,000
Series 2023A, Rev., 5.75%, 7/1/2053	2,250,000	2,386,411
Total North Dakota		4,227,214
Ohio — 2.4%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2029	330,000	351,237
American Municipal Power, Inc., Greenup Hydroelectric Projects Series 2016A, Rev., 5.00%, 2/15/2030	25,000	26,000
Bowling Green State University, General Receipts Series 2016A, Rev., 5.00%, 6/1/2024	25,000	25,365
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2048	250,000	221,730
City of Akron, Income Tax Series 2019, Rev., 4.00%, 12/1/2023	175,000	175,453
City of Cleveland Series A, GO, 5.00%, 12/1/2035	460,000	525,350
City of Reynoldsburg, Limited Tax, Capital Facilities GO, 5.00%, 12/1/2026	15,000	15,970
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022-A, Rev., 5.00%, 5/15/2032	340,000	324,627
County of Summit, Various Purpose Improvement Series 2022, GO, 5.00%, 12/1/2031	100,000	116,164
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2019A, Rev., 4.00%, 7/1/2033	205,000	203,507
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2035	1,000,000	1,090,802
Ohio Air Quality Development Authority, Duke Energy Corp.
Series 2022B, Rev., 4.00%, 6/1/2027 (c)	2,000,000	1,973,685
Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (c)	1,500,000	1,481,445
Ohio Higher Educational Facility Commission, Capital University 2022 Project
Rev., 5.00%, 9/1/2031	400,000	408,473
Rev., 5.75%, 9/1/2037	500,000	518,213
Ohio Higher Educational Facility Commission, Denison University Project Series 2017A, Rev., 5.00%, 11/1/2025	75,000	77,844
Ohio Higher Educational Facility Commission, John Carroll university Rev., 4.00%, 10/1/2034	440,000	423,946
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project Rev., 5.00%, 11/1/2034	125,000	122,729
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2027	55,000	55,445
Rev., 5.00%, 3/1/2034	160,000	161,992
Ohio Turnpike and Infrastructure Commission, Junior Lien
Series A, Rev., 5.00%, 2/15/2027	135,000	144,614
Series 2022A, Rev., 5.00%, 2/15/2033	500,000	590,020
Ohio Water Development Authority, Drinking Water Assistance Fund Series 2022-A, Rev., 5.00%, 12/1/2041	1,000,000	1,119,580
Ohio Water Development Authority, Fresh Water Series 2016B, Rev., 5.00%, 6/1/2026	30,000	31,714
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2017A, Rev., 5.00%, 12/1/2026	45,000	48,063
State of Ohio Series 2021B, GO, 5.00%, 9/15/2031	210,000	244,929
State of Ohio, Capital Facilities Lease Appropriation, Administrative Building Fund Projects, Tax Exempt Series 2018-A, Rev., 5.00%, 10/1/2034	220,000	241,835
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2028	25,000	27,042
State of Ohio, Infrastructure Improvement Series 2018A, GO, 5.00%, 9/1/2028	25,000	27,711

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Natural Resources Series V, GO, 5.00%, 10/1/2027	35,000	38,046
Youngstown State University, General Receipts Rev., AGM, 4.00%, 12/15/2030	490,000	516,856
Total Ohio		11,330,387
Oklahoma — 0.3%
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	150,000	154,763
Oklahoma Capitol Improvement Authority Series 2014A, Rev., 5.00%, 7/1/2025	1,000,000	1,014,402
Oklahoma Capitol Improvement Authority, Capitol Repair Project
Series C, Rev., 5.00%, 1/1/2030	10,000	10,782
Series 2018C, Rev., 5.00%, 1/1/2036	45,000	48,199
Oklahoma Capitol Improvement Authority, State Highway, Capital Improvement Rev., 5.00%, 7/1/2024	100,000	101,642
Total Oklahoma		1,329,788
Oregon — 0.5%
Hillsboro School District No. 1J GO, 5.00%, 6/15/2028	25,000	26,929
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2040	375,000	300,673
Salem Hospital Facility Authority, Multi Model, Salem Health Project Series 2019A, Rev., 5.00%, 5/15/2028	75,000	80,686
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Series 2021A, Rev., 5.00%, 9/1/2035	1,060,000	1,222,360
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2018A, Rev., 5.00%, 9/1/2027 (b)	45,000	48,867
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2026	300,000	307,524
Series 2022, Rev., 5.00%, 7/1/2028	400,000	417,531
Total Oregon		2,404,570
Pennsylvania — 7.5%
Aliquippa School District, Limited Tax GO, 3.88%, 12/1/2037	200,000	190,032
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 2.95%, 6/1/2023 (c)	6,000,000	6,000,000
Allegheny County Higher Education Building Authority, Chatham University
Rev., 5.00%, 9/1/2024	130,000	130,411
Rev., 5.00%, 9/1/2025	225,000	226,286
Rev., 5.00%, 9/1/2026	135,000	136,744
Rev., 5.00%, 9/1/2027	250,000	254,117
Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2017A, Rev., 5.00%, 5/15/2037	250,000	241,944
Bucks County Community College Authority Series 2019A, Rev., GTD, 5.00%, 6/15/2033	35,000	38,220
Bucks County Water and Sewer Authority
Series 2022A, Rev., AGM, 5.00%, 12/1/2032	115,000	135,249
Series 2022A, Rev., AGM, 5.00%, 12/1/2033	105,000	123,027
Series 2022A, Rev., AGM, 5.00%, 12/1/2036	380,000	430,875
City of Philadelphia Series 2017-B, Rev., AMT, 5.00%, 7/1/2035	2,000,000	2,077,060
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	225,000	239,325
Commonwealth of Pennsylvania Series 1, GO, 4.00%, 4/1/2033	2,000,000	2,001,148
County of Chester GO, 5.00%, 11/15/2027	30,000	32,789
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 4.00%, 7/1/2035	175,000	174,214
Delaware Valley Regional Finance Authority, Local Government
Series D, Rev., 4.00%, 3/1/2029	1,000,000	1,042,819
Series 2021A, Rev., 2.00%, 10/1/2029	25,000	21,967
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (c)	250,000	259,259

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group Series D, Rev., VRDO, LIQ : Bank of America NA, 3.05%, 6/1/2023 (c)	5,000,000	5,000,000
Lancaster County Hospital Authority, St. Anne's Retirement Community, Inc., Project Rev., 5.00%, 3/1/2040	250,000	213,412
Montgomery County Higher Education and Health Authority, Arcadia University Rev., 5.00%, 4/1/2034	250,000	261,270
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 5.00%, 9/1/2027	265,000	279,399
Series 2018A, Rev., 4.00%, 9/1/2038	135,000	129,196
Montgomery County Industrial Development Authority Series 2023A, Rev., 4.10%, 4/3/2028 (c)	2,250,000	2,280,463
Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2027	185,000	188,974
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	425,000	433,856
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series 2017AU-1, Rev., 5.00%, 6/15/2026	70,000	73,621
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2023-141A, Rev., 5.75%, 10/1/2053	5,000,000	5,303,358
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	113,441
Series A-1, Rev., 5.00%, 12/1/2031	60,000	65,026
Series B, Rev., 4.00%, 6/1/2033	575,000	583,825
Series 2022-A, Rev., 5.00%, 12/1/2033	1,000,000	1,149,313
Series 2023-1, Rev., 5.00%, 12/1/2036	750,000	832,646
Series 2023, Rev., 5.00%, 12/1/2039	500,000	547,076
Series 2022-B, Rev., 5.25%, 12/1/2041	1,000,000	1,098,914
Philadelphia Authority for Industrial Development, Holy Family University Project Rev., 5.00%, 9/1/2027 (e)	610,000	640,581
State Public School Building Authority, Delaware County Community College Project Rev., 5.00%, 10/1/2027	25,000	26,290
Township of Hampton
GO, 5.00%, 1/1/2035	150,000	168,752
GO, 5.00%, 1/1/2037	175,000	193,990
GO, 4.00%, 1/1/2042	970,000	952,124
GO, 4.00%, 1/1/2047	700,000	673,343
Township of Palmer Series 2020C, GO, 4.00%, 11/15/2031	175,000	184,088
Township of Upper St. Clair Series 2016A, GO, 4.00%, 6/1/2025	20,000	20,314
Total Pennsylvania		35,168,758
Rhode Island — 0.0% ^
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	82,246
South Carolina — 0.7%
Charleston County Airport District Rev., 5.00%, 7/1/2035	250,000	272,558
County of Dorchester Waterworks & Sewer System Series 2023, Rev., 4.25%, 10/1/2048 (e)	2,320,000	2,294,752
South Carolina Jobs-Economic Development Authority, Episcopal Home at Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	125,000	119,652
South Carolina Jobs-Economic Development Authority, Wofford College Project Rev., 5.00%, 4/1/2029	10,000	10,788
University of South Carolina, Athletic Facilities Series 2022A, Rev., 5.00%, 5/1/2034	415,000	475,785
Total South Carolina		3,173,535
South Dakota — 0.1%
City of Rapid City, Sales Tax Rev., 5.00%, 12/1/2023	25,000	25,193
South Dakota Board of Regents Housing and Auxiliary Facilities System Rev., 5.00%, 4/1/2027	35,000	36,944

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Dakota — continued
South Dakota Conservancy District, State Revolving Fund Program Rev., 5.00%, 8/1/2025	35,000	36,404
South Dakota Health and Educational Facilities Authority, Sanford Obligated Group Rev., 5.00%, 11/1/2023	145,000	145,888
Total South Dakota		244,429
Tennessee — 2.7%
City of Clarksville Series 2021A, Rev., 4.00%, 2/1/2051	1,000,000	952,894
City of Johnson City Series 2016A, GO, 5.00%, 6/1/2023	15,000	15,000
City of Knoxville Series 2022B, Rev., 4.00%, 4/1/2045	2,765,000	2,706,327
City of Lenoir City, Electric System Series 2022, Rev., 5.00%, 6/1/2033	165,000	191,349
City of Murfreesboro GO, 4.00%, 4/1/2025	25,000	25,137
County of Coffee, Rural High School Series 2021A, GO, 5.00%, 6/1/2028	125,000	136,933
County of Montgomery, Public Improvement GO, 5.00%, 4/1/2027	25,000	26,898
County of Robertson GO, 5.00%, 6/1/2025	25,000	25,867
County of Shelby, Public Improvement Series 2019A, GO, 5.00%, 4/1/2027	105,000	112,815
County of Sullivan GO, 5.00%, 5/1/2026	30,000	31,614
County of Washington Series 2016A, GO, 4.00%, 6/1/2027	50,000	51,376
County of Williamson GO, 5.00%, 4/1/2024	20,000	20,280
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2024	625,000	632,741
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital Rev., 5.00%, 11/15/2023	50,000	50,282
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Belmon University Rev., 5.00%, 5/1/2026	450,000	467,580
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	355,000	300,224
Metropolitan Government of Nashville and Davidson County
Series 2015A, GO, 5.00%, 7/1/2025	10,000	10,374
GO, 5.00%, 7/1/2031	2,000,000	2,193,217
Metropolitan Government of Nashville and Davidson County, Electric System Series 2017A, Rev., 5.00%, 5/15/2024	10,000	10,166
Metropolitan Government of Nashville and Davidson County, Water and Sewer Series A, Rev., 4.00%, 7/1/2035	1,805,000	1,887,797
Metropolitan Nashville Airport Authority (The)
Series 2022-B, Rev., AMT, 5.50%, 7/1/2036	600,000	676,105
Series 2022-B, Rev., AMT, 5.25%, 7/1/2047	630,000	670,273
Series 2022-B, Rev., AMT, 5.00%, 7/1/2052	500,000	517,468
Shelby County Health Educational and Housing Facilities Board, Methodist Le Bonheur Healthcare
Series 2017A, Rev., 5.00%, 5/1/2024	155,000	156,834
Series 2017A, Rev., 5.00%, 5/1/2027	200,000	211,919
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	150,000	135,280
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	131,090
State of Tennessee Series A, GO, 5.00%, 9/1/2024 (b)	25,000	25,532
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (c)	400,000	417,682
Total Tennessee		12,791,054
Texas — 3.8%
Alamo Community College District, Limited Tax GO, 5.00%, 2/15/2024	75,000	75,900
Angleton Independent School District, Unlimited Tax GO, 5.00%, 2/15/2036	2,640,000	2,967,247
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2026	160,000	168,445
Rev., PSF-GTD, 5.00%, 8/15/2027	145,000	153,067
Rev., PSF-GTD, 5.00%, 8/15/2028	150,000	163,757

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Rev., PSF-GTD, 5.00%, 8/15/2029	130,000	144,156
Rev., PSF-GTD, 5.00%, 8/15/2030	100,000	112,307
Rev., PSF-GTD, 5.00%, 8/15/2031	120,000	136,485
Rev., PSF-GTD, 5.00%, 8/15/2032	125,000	141,544
Austin Independent School District, Unlimited Tax Series 2022B, GO, PSF-GTD, 5.00%, 8/1/2028	50,000	54,898
Board of Regents of the University of Texas System, Financing System Series 2016D, Rev., 5.00%, 8/15/2024	50,000	51,018
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project Rev., 5.00%, 8/1/2026	85,000	89,319
City of Austin, Airport System
Series 2019B, Rev., AMT, 5.00%, 11/15/2029	240,000	257,856
Rev., AMT, 5.00%, 11/15/2035	1,000,000	1,090,864
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	1,000,000	1,011,517
City of Corpus Christi, Certificates of Obligation Series 2016A, GO, 4.00%, 3/1/2026	100,000	101,999
City of Corpus Christi, Utility System Series B, Rev., 5.00%, 7/15/2032	325,000	373,871
City of Georgetown
Series 2023, Rev., 5.00%, 8/15/2025 (e)	520,000	537,305
Series 2023, Rev., 5.00%, 8/15/2038 (e)	1,375,000	1,497,133
City of Houston, Airport System, Subordinate Lien Series 2021A, Rev., AMT, 5.00%, 7/1/2033	250,000	273,088
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	49,543
City of League City, Combination Tax GO, 5.00%, 2/15/2027	20,000	20,858
City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25,000	26,424
City of San Angelo GO, 5.00%, 2/15/2027	20,000	21,410
City of San Antonio Electric and Gas Systems Series 2023B, Rev., 5.25%, 2/1/2041 (e)	1,560,000	1,765,327
City of San Marcos, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2031	170,000	182,071
City of Temple, Utility System Series 2021, Rev., 5.00%, 8/1/2029	245,000	274,289
Clifton Higher Education Finance Corp., Idea Public Schools Series 2022A, Rev., 5.00%, 8/15/2031	250,000	269,670
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.
Rev., PSF-GTD, 5.00%, 4/1/2029	100,000	108,755
Rev., PSF-GTD, 5.00%, 4/1/2030	185,000	204,020
Rev., PSF-GTD, 4.00%, 4/1/2031	175,000	181,453
Clint Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2024	25,000	25,284
County of Harris, Unlimited Tax Series 2017A, GO, 5.00%, 10/1/2026	25,000	26,527
County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	20,995
County of Montgomery, Unlimited Tax GO, 5.00%, 3/1/2025	25,000	25,726
County of Williamson GO, 5.00%, 2/15/2026	40,000	42,022
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	20,602
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2024 (b)	200,000	204,806
Fort Worth Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2029	285,000	317,303
Harris County Cultural Education Facilities Finance Corp., Baylor Medical Project Rev., 5.00%, 11/15/2023	25,000	25,152
Laredo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	25,000	25,474
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Rev., 5.00%, 5/15/2035	155,000	167,159
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Series 2017A, Rev., 5.00%, 11/1/2023	150,000	150,962
Series 2017A, Rev., 5.00%, 11/1/2025	45,000	46,674
Series B, Rev., 5.00%, 11/1/2029	25,000	27,048
New Hope Cultural Education Facilities Finance Corp, Outlook at Windhaven Forefront Living Series 2022B-3, Rev., 4.25%, 10/1/2026	800,000	783,912
North East Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2025	20,000	20,709

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	20,000	21,580
Northside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	65,000	66,354
Old Spanish Trail-Alemda Corridors Redevelopment Authority Rev., 5.00%, 9/1/2028	125,000	135,062
Permanent University Fund - University of Texas System Series 2016A, Rev., 5.00%, 7/1/2024	85,000	86,577
Prosper Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2037	25,000	26,714
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2041	100,000	84,247
San Antonio Water System, Junior Lien Series 2017A, Rev., 5.00%, 5/15/2025	25,000	25,807
Sherman Independent School District, Unlimited Tax Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2030	25,000	27,421
State of Texas, Transportation Commission Mobility Fund Series 2015-A, GO, 5.00%, 10/1/2024	50,000	51,163
Stephen F Austin State University, Financing System Series 2019A, Rev., 5.00%, 10/15/2026	60,000	63,222
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	2,000,000	2,202,058
Tarrant Regional, Water Control and Improvement District, Water System Rev., 5.00%, 3/1/2025	25,000	25,757
Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2030	155,000	166,275
Texas Tech University System Series 2017A, Rev., 5.00%, 2/15/2024	35,000	35,386
Trinity River Authority, Water Project Rev., 5.00%, 2/1/2026	60,000	62,824
Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2032	400,000	388,940
Total Texas		17,905,338
Utah — 1.2%
City of Salt Lake City Series 2021-A, Rev., AMT, 5.00%, 7/1/2029	2,350,000	2,514,768
City of Salt Lake, International Airport Series 2022A, Rev., 4.00%, 10/1/2030	155,000	166,284
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2029	45,000	50,713
County of Summit, Sales Tax Rev., 5.00%, 12/15/2023	70,000	70,620
Metropolitan Water District of Salt Lake and Sandy Series A, Rev., 4.00%, 7/1/2030	365,000	393,153
Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2041	125,000	100,305
Snyderville Basin Special Recreation District GO, 4.00%, 12/15/2025	100,000	102,247
University of Utah (The) Series B, Rev., 5.00%, 8/1/2023 (b)	25,000	25,061
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 5.00%, 6/15/2041 (d)	150,000	136,994
Utah Infrastructure Agency
Rev., 5.00%, 10/15/2027	130,000	131,390
Rev., 5.00%, 10/15/2032	310,000	317,924
Utah Telecommunication Open Infrastructure Agency, Sales Tax and Telecomunications
Rev., 5.25%, 6/1/2033	250,000	288,423
Rev., 5.25%, 6/1/2034	325,000	374,539
Rev., 5.25%, 6/1/2035	580,000	663,220
Utah Transit Authority, Sales Tax Series A, Rev., BHAC - CR, 5.00%, 6/15/2035	295,000	342,911
Total Utah		5,678,552
Virgin Islands — 0.0% ^
Matching Fund Special Purpose Securitization Corp. Series 2022A, Rev., 5.00%, 10/1/2025	150,000	151,566
Virginia — 2.9%
City of Richmond, Public Improvement Series B, GO, 5.00%, 7/15/2027	175,000	189,735
Commonwealth of Virginia Series 2018A, GO, 5.00%, 6/1/2030	25,000	27,743
County of Fairfax
Series 2023A, GO, 4.00%, 10/1/2038	2,000,000	2,050,955
Series 2023A, GO, 4.00%, 10/1/2039	2,000,000	2,028,768
County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	94,371

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series E, Rev., VRDO, 3.82%, 6/9/2023 (c)	4,000,000	4,000,000
Northern Virginia Transportation Commission, Transforming Rail in Virginia Program Rev., 5.00%, 6/1/2040	640,000	713,848
Virginia College Building Authority Series 2023A, Rev., 4.00%, 9/1/2040	1,485,000	1,476,816
Virginia Public Building Authority Series 2021A-1, Rev., 5.00%, 8/1/2030	145,000	166,167
Virginia Public Building Authority, Public Facilities Series 2022A, Rev., 5.00%, 8/1/2030	345,000	395,363
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2013-C, Rev., 5.00%, 11/1/2023	35,000	35,230
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 4.00%, 7/1/2032	250,000	247,106
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project Rev., AMT, 4.00%, 1/1/2036	2,000,000	1,927,049
Total Virginia		13,353,151
Washington — 3.8%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax GO, 4.00%, 12/1/2036	1,000,000	1,018,112
Central Puget Sound Regional Transit Authority Series 2021S-1, Rev., 4.00%, 11/1/2040	2,000,000	1,996,388
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2024	30,000	30,763
City of Bonney Lake, Water and Sewer System Rev., 4.00%, 12/1/2030	10,000	10,260
City of Seattle, Drainage and Wastewater System Improvement Rev., 4.00%, 4/1/2026	20,000	20,474
City of Seattle, Water System Rev., 5.00%, 8/1/2024	35,000	35,711
City of Tacoma, Solid Waste Utility Rev., 5.00%, 12/1/2031	700,000	807,437
City of University Place, Limited Tax GO, 5.00%, 12/1/2026	85,000	89,657
Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	54,968
County of King, Limited Tax
Series A, GO, 5.00%, 7/1/2025	50,000	51,398
Series B, GO, 5.00%, 12/1/2025	20,000	20,154
County of Snohomish, Limited Tax GO, 5.00%, 12/1/2025	10,000	10,347
County of Spokane, Limited Tax Series 2022-A, GO, 5.00%, 12/1/2042	900,000	993,777
Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2028	25,000	26,450
Energy Northwest, Columbia Generating Station Series 2021A, Rev., 4.00%, 7/1/2042	3,760,000	3,731,046
Energy Northwest, Project 1 Series 2017A, Rev., 5.00%, 7/1/2028	55,000	59,142
Franklin County School District No. 1 Pasco, Unlimited Tax GO, 5.00%, 12/1/2030	35,000	37,936
King County Public Hospital District No. 2, Evergreen Healthcare, Limited Tax GO, 5.00%, 12/1/2024 (b)	105,000	107,585
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2023	160,000	160,453
King County School District No. 405 Bellevue, Unlimited Tax GO, 5.00%, 12/1/2026	20,000	21,362
King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2024	35,000	35,851
Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2029	45,000	48,222
North Thurston Public Schools GO, 4.00%, 12/1/2036	2,100,000	2,168,220
Pierce County School District No. 403 Bethel, Unlimited Tax GO, 4.00%, 12/1/2023	20,000	20,062
Pierce County School District No. 416 White River, Unlimited Tax GO, 5.00%, 12/1/2025	50,000	52,293
Port of Seattle, Intermediate Lien Series 2022B, Rev., AMT, 4.00%, 8/1/2047	400,000	359,720
Snohomish County School District No. 15 Edmonds, Unlimited Tax GO, 5.00%, 12/1/2025	25,000	26,153
Snohomish County School District No. 4 Lake Stevens, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	25,645
Snohomish County School District No. 6 Mukilteo, Unlimited Tax GO, 5.00%, 12/1/2023	105,000	105,863
Spokane County School District No. 354 Mead, Unlimited Tax GO, 5.00%, 12/1/2024	20,000	20,486
State of Washington
Series 2021B, GO, 5.00%, 6/1/2033	1,000,000	1,141,320
Series 2020-C, GO, 5.00%, 2/1/2043	700,000	756,268
State of Washington, State and Local Agency Real and Personal Property Series 2015-C, COP, 5.00%, 1/1/2029	55,000	57,494

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
State of Washington, Various Purpose
Series 2023B-3, GO, 5.00%, 2/1/2043	2,000,000	2,221,512
Series 2022A, GO, 5.00%, 8/1/2043	1,170,000	1,282,295
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2028	30,000	32,096
Total Washington		17,636,920
West Virginia — 0.4%
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2023A, Rev., 5.00%, 6/1/2038	1,800,000	1,939,555
Wisconsin — 2.5%
City of Oshkosh, Sewer
Series E, Rev., 5.00%, 5/1/2027	550,000	587,566
Series E, Rev., 5.00%, 5/1/2029	605,000	670,505
City of Oshkosh, Water
Series D, Rev., 5.00%, 1/1/2027	165,000	175,150
Series D, Rev., 5.00%, 1/1/2028	180,000	194,784
Hamilton School District, School Building and Improvement GO, 5.00%, 4/1/2025	60,000	61,958
Public Finance Authority
Series 2023, Rev., AMT, 5.00%, 7/1/2025	265,000	267,486
Series 2023, Rev., AMT, 5.00%, 7/1/2026	450,000	458,027
Series 2023, Rev., AMT, 5.00%, 7/1/2027	790,000	810,054
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 4.00%, 11/15/2037	300,000	262,340
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.00%, 7/1/2032	500,000	555,681
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027 (d)	250,000	230,840
Public Finance Authority, Lenoir-Rhyne University
Series 2022, Rev., 5.00%, 4/1/2029	1,155,000	1,186,383
Series 2022, Rev., 5.00%, 4/1/2030	1,215,000	1,250,638
Series 2022, Rev., 5.00%, 4/1/2031	1,275,000	1,314,227
Series 2022, Rev., 5.00%, 4/1/2032	665,000	682,610
Public Finance Authority, Piedmont Community Charter School Rev., 5.00%, 6/15/2039	200,000	201,486
Public Finance Authority, Roseman University of Health Sciences Series 2022, Rev., 4.00%, 4/1/2032 (d)	225,000	212,001
Public Finance Authority, Scotland Healthcare System Series 2021A, Rev., 5.00%, 10/1/2027	500,000	523,747
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.00%, 6/15/2032	365,000	372,956
Rev., 5.00%, 6/15/2042	380,000	362,075
Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2029 (d)	150,000	151,367
State of Wisconsin
Series 1, GO, 5.00%, 11/1/2024	40,000	40,995
Series 2, GO, 5.00%, 11/1/2026	50,000	52,733
State of Wisconsin, Clean Water Fund Leveraged Loan Portfolio
Series 1, Rev., 5.00%, 6/1/2023 (b)	25,000	25,000
Rev., 5.00%, 6/1/2024 (b)	65,000	66,025
State of Wisconsin, Environmental Improvement Fund
Series 2018A, Rev., 5.00%, 6/1/2025	35,000	36,242
Series 2018A, Rev., 5.00%, 6/1/2026	20,000	21,137
Village of Pleasant Prairie GO, 4.00%, 8/1/2024	10,000	10,041

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Department of Transportation
Series 2, Rev., 5.00%, 7/1/2031	180,000	192,379
Series 2, Rev., 5.00%, 7/1/2032	50,000	53,408
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2026	175,000	169,819
Rev., 4.00%, 1/1/2027	175,000	167,442
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019A, Rev., 5.00%, 11/1/2029	150,000	140,962
WPPI Energy Series 2016A, Rev., 5.00%, 7/1/2024	170,000	172,792
Total Wisconsin		11,680,856
Total Municipal Bonds (Cost $437,149,179)		433,586,796
U.S. Treasury Obligations — 0.8%
U.S. Treasury Notes 3.88%, 4/30/2025 (Cost $3,984,336)	4,000,000	3,956,406
	SHARES
Short-Term Investments — 9.1%
Investment Companies — 9.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (f) (g) (Cost $42,416,888)	42,412,649	42,416,891
Total Investments — 102.8% (Cost $483,550,403)		479,960,093
Liabilities in Excess of Other Assets — (2.8)%		(13,200,253)
NET ASSETS — 100.0%		466,759,840

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CCRC	Congregate Care Retirement Center
COP	Certificate of Participation
CR	Custodial Receipts
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2023.
Futures contracts outstanding as of May 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	22	09/29/2023	USD	4,527,703	(3,160)

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V2	5.00	Quarterly	12/20/2027	4.58	USD9,350,000	316,508	(553,838)	(237,330)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$433,586,796	$—	$433,586,796
U.S. Treasury Obligations	—	3,956,406	—	3,956,406

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$42,416,891	$—	$—	$42,416,891
Total Investments in Securities	$42,416,891	$437,543,202	$—	$479,960,093
Depreciation in Other Financial Instruments
Futures Contracts	$(3,160)	$—	$—	$(3,160)
Swaps	—	(553,838)	—	(553,838)
Total Depreciation in Other Financial Instruments	$(3,160)	$(553,838)	$—	$(556,998)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$28,406,555	$68,046,881	$54,034,839	$67	$(1,773)	$42,416,891	42,412,649	$253,127	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.